Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	CAD 5,484	CAD 3,640	CAD 3,538
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,281	1,225	1,158
Deferred income taxes	(1,195)	704	600
Gain on disposal of property	0	(76)	0
Changes in operating assets and liabilities:
Accounts receivable	(125)	(3)	188
Material and supplies	(70)	(2)	4
Accounts payable and other	418	(51)	(282)
Other current assets	(80)	21	46
Pensions and other, net	(197)	(256)	(112)
Net cash provided by operating activities	5,516	5,202	5,140
Investing activities
Property additions	(2,673)	(2,695)	(2,706)
Disposal of property	0	85	0
Other, net	(65)	(72)	(61)
Net cash used in investing activities	(2,738)	(2,682)	(2,767)
Financing activities
Issuance of debt	916	1,509	841
Repayment of debt	(841)	(955)	(752)
Net issuance of commercial paper	379	137	451
Settlement of foreign exchange forward contracts on long-term debt	(15)	(21)	0
Issuance of common shares for stock options exercised	58	61	79
Withholding taxes remitted on the net settlements of equity settled awards	(57)	(44)	(2)
Repurchase of common shares	(2,016)	(1,992)	(1,742)
Purchase of common shares for settlement of equity settled awards	(25)	(15)	(2)
Purchase of common shares by Share Trusts	(55)	(60)	(100)
Dividends paid	(1,239)	(1,159)	(996)
Net cash used in financing activities	(2,895)	(2,539)	(2,223)
Effect of foreign exchange fluctuations on US dollar-denominated cash, cash equivalents, restricted cash, and restricted cash equivalents	(2)	15	11
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	(119)	(4)	161
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	672	676	515
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	553	672	676
Cash and cash equivalents, end of year	70	176	153
Restricted cash and cash equivalents, end of year	483	496	523
Supplemental cash flow information
Interest paid	(477)	(470)	(432)
Income taxes paid	CAD (712)	CAD (653)	CAD (725)